Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 865.8
Fair Value	1,125.8
Amount at which shown in balance sheet	1,119.7	$ 1,114.4
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	1.6	0.0	$ 0.0	$ 0.4
Charged to Costs and Expenses	0.0	0.0	(0.4)
Charged to Other Accounts	1.7	0.0	0.0
Deductions	0.1	0.0	0.0
Valuation allowance for commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	0.0	0.0	0.0	0.4
Charged to Costs and Expenses	0.0	0.0	(0.4)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Allowance for credit losses related to premiums and accounts receivable balances
Summary of Investments Other-Than-Investments in Related Parties
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	0.0	0.0	0.0	0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
SEC Schedule, 12-09, Allowance, Credit Loss
Summary of Investments Other-Than-Investments in Related Parties
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	0.0	0.0	0.0	0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Allowance for credit losses related to reinsurance recoverables
Summary of Investments Other-Than-Investments in Related Parties
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	1.6	0.0	0.0	$ 0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	1.7	0.0	0.0
Deductions	0.1	$ 0.0	$ 0.0
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	722.0
Fair Value	961.8
Amount at which shown in balance sheet	961.8
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.6
Fair Value	0.7
Amount at which shown in balance sheet	0.7
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	12.9
Fair Value	15.5
Amount at which shown in balance sheet	15.5
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	18.4
Fair Value	24.1
Amount at which shown in balance sheet	24.1
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	99.0
Fair Value	100.2
Amount at which shown in balance sheet	100.2
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7.5
Fair Value	8.0
Amount at which shown in balance sheet	8.0
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	27.2
Fair Value	30.1
Amount at which shown in balance sheet	30.1
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	462.8
Fair Value	651.0
Amount at which shown in balance sheet	651.0
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	93.6
Fair Value	132.2
Amount at which shown in balance sheet	132.2
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	55.7
Fair Value	69.8
Amount at which shown in balance sheet	69.8
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.8
Fair Value	1.9
Amount at which shown in balance sheet	1.9
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	53.9
Fair Value	67.9
Amount at which shown in balance sheet	67.9
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	43.9
Fair Value	50.0
Amount at which shown in balance sheet	43.9
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	5.3
Fair Value	5.3
Amount at which shown in balance sheet	5.3
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	38.9
Fair Value	38.9
Amount at which shown in balance sheet	$ 38.9